Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of amount receivable

	December 31, 2024	December 31, 2023
HST	$586,554	$105,785
Other receivables	8,386	43,972

Total amounts receivable	$594,940	$149,757